AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                         ON DECEMBER 23, 1996

                                             1933 Act File No. 2-25383
                                            1940 Act File No. 811-1383

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

          Pre-Effective Amendment No.                              [ ]

          Post-Effective Amendment No. 45                          [X]

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No. 33                                         [X]

                   (Check appropriate box or boxes)

BERGER ONE HUNDRED AND ONE FUND, INC.
--------------------------------------------------------------
          (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
---------------------------------------------------------------
       (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:
  (303) 329-0200
  ----------------------

Rodney L. Linafelter, 210 University Boulevard, Suite 900, Denver, CO
80206
---------------------------------------------------------------
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of capital stock under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed its Rule 24f-2 Notice on November 19, 1996, for the fiscal year ended September 30, 1996.

                           EXPLANATORY NOTE

     The sole purpose of this filing is to correct the Registrant's Post-Effective Amendment No. 44, filed with the Securities and Exchange Commission on October 30, 1996, on which the Registrant registered additional shares pursuant to Section 24(e) of the Investment Company Act of 1940. Due to an inadvertent transposition in figures, footnote (3) to the Calculation of Registration Fees table on the facing page of Post-Effective Amendment No. 44 erroneously indicated that the number of redeemed securities being used for reduction of the registration fee in that Amendment was 5,508,690. That number is hereby corrected to read 5,058,690. Accordingly, the Calculation of Registration Fees table is further hereby corrected to show 5,081,864 in the "Amount Being Registered" column as the total number of shares being registered (including the 23,174 other shares also registered on that Amendment), rather than 5,531,864, and is hereby corrected to show $72,365,743 in the "Proposed Maximum Aggregate Offering Price" column, rather than $78,773,743.

                              SIGNATURES
                              ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 23rd day of December, 1996.


                              BERGER ONE HUNDRED AND ONE FUND, INC.
                              -----------------------------------------
                              (Registrant)

                              By   Rodney L. Linafelter
                                ---------------------------------------
                              Name:  Rodney L. Linafelter
                                   ------------------------------------
                              Title:  President
                                    -----------------------------------

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                      Title                      Date
       ---------                      -----                      -----

Rodney L. Linafelter        President (Principal     December 23, 1996
--------------------------  Executive Officer)
Rodney L. Linafelter        and Director


Kevin R. Fay                Vice President,          December 23, 1996
--------------------------  Secretary and Treasurer
Kevin R. Fay                (Principal Financial
                            and Accounting Officer)

/s/ Dennis E. Baldwin       Director                 December 23, 1996
--------------------------
Dennis E. Baldwin*



/s/ William M.B. Berger     Director                 December 23, 1996
--------------------------
William M.B. Berger*


/s/ Louis R. Bindner        Director                 December 23, 1996
--------------------------
Louis R. Bindner*


/s/ Katherine A. Cattanach  Director                 December 23, 1996
--------------------------
Katherine A. Cattanach*


/s/ Lucy Black Creighton    Director                 December 23, 1996
--------------------------
Lucy Black Creighton*


/s/ Paul R. Knapp           Director                 December 23, 1996
--------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.     Director                 December 23, 1996
--------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen            Director                 December 23, 1996
--------------------------
Michael Owen*


/s/ William Sinclaire       Director                 December 23, 1996
--------------------------
William Sinclaire*


Rodney L. Linafelter
--------------------------
*By Rodney L. Linafelter,
    Attorney-in-Fact